SEGMENT INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 18 – SEGMENT INFORMATION

For the three months ended March 31, 2018, the Company operated in three reportable business segments - (1) the real property operating segment, (2) the performing development services for hospitals and sales of related products developed to hospitals segment, and (3) the medical related consulting services segment. For the three months ended March 31, 2017, the Company operated in one reportable business segment – the medical related consulting services segment. The Company’s reportable segments are strategic business units that offer different services and products. They are managed separately based on the fundamental differences in their operations. Information with respect to these reportable business segments for the three months ended March 31, 2018 and 2017 was as follows:

	Three Months Ended March 31, 2018	Three Months Ended March 31, 2017
Revenues
Real property operating	$296,623	$—
Development services and sales of developed products	11,290	—
Medical related consulting services – related party	—	66,286
	307,913	66,286
Depreciation and amortization
Real property operating	32,624	—
Development services and sales of developed products	86,749	—
Medical related consulting services – related party	4,006	26
	123,379	26
Interest expense
Real property operating	236,986	—
Development services and sales of developed products	—	—
Medical related consulting services – related party	—	—
	236,986	—
Net loss
Real property operating	(237,700)	—
Development services and sales of developed products	(173,474)	—
Medical related consulting services	(100,132)	(549,333)
Other (a)	(1,039,663)	—
	$(1,550,969)	$(549,333)

Identifiable long-lived tangible assets at March 31, 2018 and December 31, 2017	March 31, 2018	December 31, 2017
Real property operating	$7,612,747	$7,645,371
Development services and sales of developed products	120,396	5,857
Medical related consulting services	17,224	20,558
	$7,750,367	$7,671,786

Identifiable long-lived tangible assets at March 31, 2018 and December 31, 2017	March 31, 2018	December 31, 2017
United States	$7,613,567	$7,646,270
China	136,800	25,516
	$7,750,367	$7,671,786

(a)	The Company does not allocate any general and administrative expense of its being a public company activities to its reportable segments as these activities are managed at a corporate level.

NOTE 19 – SEGMENT INFORMATION

For the year ended December 31, 2017, the Company operated in three reportable business segments - (1) the real property operating segment, (2) the medical related consulting services segment, and (3) the performing development services for hospitals and sales of related products developed to hospitals segment. For the year ended December 31, 2016, the Company operated in one reportable business segment – the medical related consulting services segment. The Company’s reportable segments are strategic business units that offer different services and products. They are managed separately based on the fundamental differences in their operations. Information with respect to these reportable business segments for the years ended December 31, 2017 and 2016 was as follows:

	Year Ended	Year Ended
	December 31, 2017	December 31, 2016
Revenues
Real property operating	$828,663	$—
Medical related consulting services	222,611	616,446
Development services and sales of developed products	26,276	—
	1,077,550	616,446
Depreciation and amortization
Real property operating	86,135	—
Medical related consulting services	8,774	26
Development services and sales of developed products	86,728	—
	181,637	26
Interest expense
Real property operating	138,110	—
Medical related consulting services	—	—
Development services and sales of developed products	—	—
	138,110	—
Net (loss) income
Real property operating	(309,415)	—
Medical related consulting services	(385,515)	55,581
Development services and sales of developed products	(1,463,401)	—
Other (a)	(1,891,314)	—
	$(4,049,645)	$55,581

Identifiable long-lived tangible assets at December 31, 2017 and 2016	December 31, 2017	December 31, 2016
Real property operating	$7,645,371	$—
Medical related consulting services	20,558	295
Development services and sales of developed products	5,857	—
	$7,671,786	$295

Identifiable long-lived tangible assets at December 31, 2017 and 2016	December 31, 2017	December 31, 2016
United States	$7,646,270	$—
China	25,516	295
	$7,671,786	$295

(a)	The Company does not allocate any general and administrative expense of its being a public company activities to its reportable segments as these activities are managed at a corporate level.